Line of Credit and Notes Payable, net of discount (Details)																																															1 Months Ended						2 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 23, 2026 USD ($) $ / shares shares	Feb. 16, 2026 USD ($)	Jan. 15, 2026 USD ($)	Dec. 18, 2025 USD ($)	Nov. 30, 2025 USD ($) shares	Nov. 11, 2025 USD ($) $ / shares shares	Nov. 01, 2025 USD ($) Installment	Oct. 29, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 20, 2025 USD ($)	Oct. 09, 2025 USD ($)	Sep. 05, 2025 USD ($)	Sep. 03, 2025 USD ($) shares	Aug. 28, 2025 USD ($) shares	May 30, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 20, 2025 USD ($) Installment	Dec. 13, 2024 USD ($)	Nov. 26, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) Installment $ / shares	Aug. 08, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jul. 03, 2024	Jun. 30, 2024 USD ($)	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) tradingday $ / shares	Jun. 25, 2024 USD ($) tradingdays $ / shares	Jun. 24, 2024 USD ($) $ / shares shares	Jan. 14, 2024 USD ($)	Jan. 10, 2024	Jan. 01, 2024 USD ($)	Nov. 21, 2023 USD ($) tradingdays $ / shares shares	Nov. 13, 2023 USD ($)	Nov. 01, 2023 USD ($) payment shares	Aug. 18, 2023 USD ($)	Aug. 03, 2023 USD ($)	May 05, 2023 USD ($) $ / shares shares	Nov. 21, 2022 USD ($) shares	Jan. 01, 2022 USD ($)	Nov. 29, 2021 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) tradingday $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) tradingdays $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 16, 2026 $ / shares	Jan. 01, 2026 USD ($)	Oct. 30, 2025 USD ($)	Oct. 28, 2025 USD ($) shares	Oct. 18, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jun. 16, 2025 USD ($)	Apr. 04, 2025 $ / shares shares	Jul. 02, 2024 USD ($)	Jan. 25, 2024 USD ($)	Dec. 31, 2023 shares	Aug. 01, 2023 USD ($)	Jan. 09, 2023 USD ($)	Oct. 05, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 01, 2021 USD ($)	Sep. 25, 2021 USD ($)
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage																																																							15.00%				15.00%
Loan payments amount																																																													$ 250,000
Subsequent settlement agreement, paid			$ 1,197,891
Amount due			336,983
Amount settled through payment																																														$ 257,820
Loss on extinguishment			181,501																																			$ 42,394								79,163													$ 0	$ (126,125)	(221,202)	$ (645,979)
Outstanding balance																																																	$ 1,934,583						$ 2,022,822				2,022,822		$ 2,742,596	$ 1,934,583
Interest amount																																																							$ 0				$ 0
Common stock, shares issued (in Shares) | shares														6,250																																			203,715				1,250		695,998			1,250	695,998		414,914	203,715				6,250
Aggregate shares (in Shares) | shares																																																													60,988
Shares issued																																																													$ 0	$ 325,279
Interest amount																																																							$ 9,237				$ 9,237
Interest rate																																																	5.50%												13.50%	5.50%
Conversion price (in Dollars per share) | $ / shares																																																													$ 160
Outstanding balance, percentage																																																					115.00%								115.00%
Liquidated damages																																																													$ 5,000
Number of trading days (in tradingdays) | tradingdays																																																													10
Gain (loss) on debt conversion																																		$ 155,565																											$ (238,020)
Original discount																																																													8,696
Change in fair value of financial instruments																																																							$ 175,141		$ 154,825		$ 32,101	$ 1,416,296	$ 1,450,271	$ (6,176,097)
Common stock at a price (in Dollars per share) | $ / shares																																		$ 0.0001															$ 0.0001						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Maximum reset of conversion price (in Dollars per share) | $ / shares																																						$ 160
Outstanding principal amount													$ 304,288
Accrued interest payable																																																	$ 558,358						$ 338,594				$ 338,594			$ 558,358
Exercise price of warrants (in Dollars per share) | $ / shares																																		$ 920															$ 772						$ 625.01				$ 625.01		$ 266.4	$ 772
Period of guaranteed interest payment																										18 months
Common stock, shares issued																																																	$ 20						$ 70				$ 70		$ 41	$ 20				$ 6,250			$ 6,250
Description of connection with the bridge investor																																						In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, the Company agreed to issue a convertible note in a principal amount of $500,000 on the date that is six business days after the business combination. The business combination closed on June 24, 2024, therefore the commitment fee was no longer contingent, and the Company accrued a $500,000 commitment fee payable as of June 24, 2024. On July 2, 2024, the Company issued the $500,000 convertible note to the Bridge Investor (see “ELOC Commitment Fee Note” below). The $500,000 commitment fee was expensed during the year ended December 31, 2024.
Conversion of convertible securities (in Shares) | shares																																		3,656
Floor price (in Dollars per share) | $ / shares																																						$ 100
Warrants issued during period (in Shares) | shares																																																											0		368,853	9,259
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares																																																			1,250
Deferred underwriting fee																																												$ 4,370,000
Shares issued for services performed by A.G.P. (in Shares) | shares																																																				2,500										31
Due on share purchase																																																																											$ 135,000
Shares issued as conversion of debt																																																													$ 0	$ 155,565
Encompass purchase liability																																																	$ 263,918						$ 400,000				$ 400,000		$ 650,000	$ 263,918
If stock Price Drops Below 2 Dollars [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion price (in Dollars per share) | $ / shares																																						160
Extension Warrants [Member]
Line of Credit and Notes Payable, Net of Discount
Exercise period																																											5 years
Exercise price of warrants (in Dollars per share) | $ / shares																																											$ 920						$ 920						$ 920				$ 920		$ 920	$ 920
Warrants issued during period (in Shares) | shares																																											326																0		0	0
ELOC Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Floor price (in Dollars per share) | $ / shares																																						$ 100
Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Common stock, shares issued (in Shares) | shares																																																							104,755		6		104,755	6	211,199
Shares issued																																																											$ 3,732,827		$ 3,732,827	$ 66,750
Shares issued (in Shares) | shares																																																	203,715				205,278		695,998	591,243	205,285	205,278	695,998	205,285	414,914	203,715												57,996
Warrants to purchase common stock (in Shares) | shares					19,345
Number of shares issued (in Shares) | shares																																																								33,315					172,594
Conversion of convertible securities (in Shares) | shares																																																							34,324	8,540					27,313
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares																																																														1,250
Shares issued for services performed by A.G.P. (in Shares) | shares																																																								37,500						2,844
Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Subsequent settlement agreement, paid			1,197,891
Settlement of encompass purchase liability aggregate amount		$ 650,000
Common stock at a price (in Dollars per share) | $ / shares																																																															$ 0.001
Cash payment		50,000
Issuance of company shares with an aggregate fair value		400,000
Assignment of a loan liability		200,000
IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Shares issued																																																													$ 0	$ 68,907,052
Fair Value																																		$ 619,935
Promissory note by issuing shares (in Shares) | shares																																		161
Shares issued in debt settlement or conversion																																		$ 135,000
Shares issued as conversion of debt																																		$ 968.8
Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Business acquisition percentage of voting interests acquired																																													100.00%
Encompass for a cash payment																																													$ 300,000
Interest expense																																																																												$ 45,000
Encompass purchase liability																																																	$ 263,918						$ 400,000				$ 400,000		$ 650,000	$ 263,918
Issued Debt on August 3, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																							2,145				4,290
Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																														$ 654,044
Annual fixed rate percentage																																														4.284%
Basis spread on the variable rate																																				3.00%				3.00%																					6.75%	7.50%
Number of installments | payment																																								36
Loan payments amount																																								$ 19,409
Outstanding balance																																																	336,983						0				0		$ 336,983	$ 336,983
Interest amount																																																									$ 10,559			$ 19,985	44,512	17,500
Accounts payable and accrued liabilities																																																							0				$ 0
Accrued interest																																																	43,961												$ 0	$ 43,961
Line Of Credit Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																														$ 500,000
Basis spread on the variable rate																																								3.00%						1.25%													6.75%		6.75%	7.50%
Loan payments amount																		$ 25,000
Outstanding balance																																																													$ 456,097
Interest amount																																																							0		14,291		$ 0	27,049
Accounts payable and accrued liabilities																																																													0
Accrued interest																																																	52,190												0	$ 52,190
payment to be paid																																																																						$ 1,541,106
Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																																																														$ 1,000,600	$ 500,000
Annual fixed rate percentage																																																																														3.75%
Loan payments amount																																					$ 7,682
Outstanding balance																																																	1,500,600						1,500,600				1,500,600		1,500,600	1,500,600
Interest amount																																																									14,029			27,905	56,272	28,894
Accrued interest																																																	144,121						228,452				228,452		200,393	144,121
Note Payable Issued August 3, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																										$ 33,000
Annual fixed rate percentage																																										8.00%
Outstanding balance																																																	33,000						33,000				33,000		33,000	33,000
Interest amount																																																													8,580	393
Accrued interest																																																							21,645				21,645		19,370
Original issue discount																																										10.00%
Default interest rate																																										26.00%
Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																									$ 64,000
Annual fixed rate percentage																																									8.00%
Outstanding balance																																																	64,000						64,000				64,000			64,000
Original issue discount																																									8.50%
Default interest rate																																									26.00%
Net of unamortized debt discount																																																	64,000						64,000				64,000		64,000	64,000
Default interest expense																																																							$ 4,160				$ 8,320		$ 16,640	8,597
March 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																	$ 555,556
Annual fixed rate percentage							5.00%																																																10.00%				10.00%		10.00%
Number of installments | Installment							8
Outstanding balance																																																							$ 409,366				$ 409,366		$ 409,366
Original issue discount																	10.00%
Cash proceeds received																	$ 500,000
Periodic principal payment							$ 2,315
Promissory note common shares value																																																							$ 90,634				$ 90,634		$ 90,634
Shares issued (in Shares) | shares																																																													1,250
March 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount						$ 555,555			$ 108,696								$ 108,696
Number of installments | Installment																	9
Loss on extinguishment																																																										$ 138,020			$ 138,020
Outstanding balance																																																	0													0
Interest amount																																																									0			0	23,350	0
Original issue discount																	8.00%
Default interest rate																	28.00%
Default interest expense																																																													$ 20,668
Cash proceeds received																	$ 100,000
Periodic principal payment																	$ 1,630
Common stock, shares issued (in Shares) | shares																																																							1,250				1,250
Interest accruing percentage																	18.00%
Rate for additional interest																	18.00%
Conversion price (in Dollars per share) | $ / shares																																																					$ 160					$ 160			$ 160
Effective price per share																																																					75.00%								75.00%
Outstanding balance, percentage																																																					110.00%								110.00%
Maximum value of shares agreed to be purchased																																																					$ 2,000,000					$ 2,000,000			$ 2,000,000
Mandatorily prepayable upon change of control outstanding balance, percentage																																																					120.00%								120.00%
Liquidated damages																																																					$ 5,000					$ 5,000
Number of trading days (in tradingdays) | tradingday																																																										10
Shares issued (in Shares) | shares																																																					313					313
Gain (loss) on debt conversion																																																										$ 238,020
Original discount																																																					$ 8,696					8,696
Received on issuance																																																										$ 100,000			$ 100,000
Change in fair value of financial instruments																																																									0			0	179,703	0
Accrued interest payable						56,323			44,017
On November 11, 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount						555,555
Loss on extinguishment						95,077
Interest amount																																																													202,512	0
Accrued interest						56,323
Aggregate amount						$ 611,878
Aggregate shares (in Shares) | shares						11,767
Conversion rate per share (in Dollars per share) | $ / shares						$ 60.08
Shares issued						$ 706,955
Initial MBLA Note [Member] | Master Business Loan Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount												$ 724,500
Aggregate advance amount												2,500,001
Initial advance amount												525,000
Additional advance amount												$ 250,000
Percentage of equity interest												50.00%
Percentage of initial advance												3.167%
Percentage of outstanding balance												10.00%
September 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																	0						$ 158,517				$ 158,517		446,192	0
Interest amount																																																													69,077	0
Interest amount																																																							62,375		0		112,250	0
October Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount											$ 133,333
Interest amount																																																													20,000	0
Interest amount																																																									0			0
Aggregate purchase price											$ 120,000
Percentage of interest rate											5.00%
October Promissory Note Two[Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount										$ 133,333
Interest amount																																																													20,000	0
Interest amount																																																									0			0
Aggregate purchase price										$ 120,000
Percentage of interest rate										5.00%
First Insurance Funding Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																							66,705				66,705		$ 0
Interest amount																																																							3,932				7,863
Insurance premiums financed amount																																																							176,750				176,750
Down payment																																																							$ 19,250				19,250
Unpaid premium balance																																																																$ 157,500
Financed agreement totaled																																																											$ 158,051
Annual percentage rate																																																											9.95%
Total finance charges																																																											$ 7,297
Agreement amount																																																											$ 16,535
Percentage of overdue amount is assessed																																																							5.00%				5.00%
Line of Credit [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																														$ 500,000
Basis spread on the variable rate																																								3.00%						1.25%													6.75%		0.00%
Loan payments amount																		25,000
Amount settled through payment																																																							$ 348,952				$ 348,952
Loss on extinguishment																																																											107,145
Accrued interest																																																							0				0		$ 456,097
payment to be paid																																																																						1,541,106
Line of credit.			$ 456,097
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Basis spread on the variable rate																																								3.00%
Loan payments amount					$ 100,000							$ 50,000						$ 25,000
payment to be paid																																																																						$ 1,541,106
Interest rate																																																													6.75%
Encompass SBA Loan [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																							200,000				200,000
Percentage of interest rate																																																																																3.75%
Settlement of encompass purchase liability aggregate amount		$ 200,000
Original loan terms amount																																																																																$ 1,030
Note Payable Issued November 13, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																							$ 22,000
Annual fixed rate percentage																																							12.00%
Original issue discount																																							10.00%
Default interest rate																																							26.00%
Default interest expense																																							$ 2,955
Note Payable Issued January 14, 2024 [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																			$ 16,200
Annual fixed rate percentage																																			8.00%
Interest amount																																																														675
Term of debt																																			180 days
Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																																																	$ 1,219,516
Annual fixed rate percentage																																		8.00%
Loss on extinguishment																								$ 98,050
Interest amount																																																													$ 222,189	55,861
Shares issued																								$ 664,790																							$ 1,289,840
Conversion price (in Dollars per share) | $ / shares																																		$ 800																$ 160				$ 160
Shares issued (in Shares) | shares																																																													313
Change in fair value of financial instruments																																																													$ 18,651	3,527,756
Fair value exchange note amount																																		$ 6,155,925															1,499,000												$ 0	1,499,000
Promissory note by issuing shares (in Shares) | shares													7,500						3,198					2,672																							20,922			3,198		2,672
Share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																																		$ 800
Threshold percentage																																		95.00%
Maximum reset of conversion price (in Dollars per share) | $ / shares																																		$ 160
Percentage of average lowest VWAP of common stock considered for determination of amortization conversion price																																																													95.00%
Minimum conversion price to make amortization payment (in Dollars per share) | $ / shares																																																													$ 160
Outstanding principal amount													$ 304,288						$ 500,000					$ 566,740																							$ 1,219,516					$ 566,740
Percentage discount on VWAP																								5.00%																												5.00%
Accrued interest payable													137,057						11,693																												34,959																		34,959
Debt conversion, fair value													450,000						$ 512,693																												34,541
Interest expense, other													13,712
Shares issued in debt settlement or conversion																																																														$ 1,177,483
Exchange Note [Member] | Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																																																														5,870
Shares issued in debt settlement or conversion																																																														$ 1
October 21, 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount									108,696
Loss on extinguishment									150,340
Accrued interest									44,017
Aggregate amount									$ 152,713
Aggregate shares (in Shares) | shares									4,009
Conversion rate per share (in Dollars per share) | $ / shares									$ 75.6
Shares issued									$ 303,053
April 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount															$ 70,431	$ 1,400
Percentage of overdue amount is assessed																5.00%
Note receivable with principal balance																$ 70,000
Interest rate																12.00%
Percentage of principal balance																2.00%
Interest rate increases percentage																24.00%
Convertible note differed by more than percent																																																10.00%
Fair value gain (loss)																																																$ 126,125
May 2025 Convertible Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount															216,871
Convertible note differed by more than percent																																																10.00%
Fair value exchange note amount																																																$ 342,996
May 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount															$ 216,871
Annual fixed rate percentage															5.00%
Interest amount																																																							0		0		0	0
Default interest rate															24.00%
Aggregate shares (in Shares) | shares	10,815
Conversion rate per share (in Dollars per share) | $ / shares	$ 27.68
Change in fair value of financial instruments	$ (12,239)																																																						(62,473)		0
Fair value exchange note amount																																																													$ 361,821
Debt instrument, additional amount															$ 146,440
Late fee equal percent															10.00%																																	10.00%
Fair Value	$ 311,586														$ 342,996																																	$ 342,996
Convertible note payable													$ 62,500
May 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																													17,341	0
Change in fair value of financial instruments																																																													61,016	0
October 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount				$ 217,391				$ 201,000
Loan payments amount				295,290
Accrued interest				26,086
Default interest expense				$ 51,813
Common stock, shares issued (in Shares) | shares								625
Percentage of outstanding balance								10.00%
Percentage of interest rate								18.00%
Total interest over entire loan maturity								$ 217,391
Purchase agreement period								12 months
Accrues immediately and is guaranteed period								8 months
Debt instrument, outstanding percentage								100.00%
Common stock at a price (in Dollars per share) | $ / shares								$ 38.4
Number of shares of the common stock outstanding percent								9.99%
Debt instrument conversion price percentage								75.00%
Vsee Note [Member] | Exchange Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount not exchangeable																																						$ 600,000
IDoc Note [Member] | Exchange Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount not exchangeable																																						600,000
Additional Bridge Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																						$ 150,000
Annual fixed rate percentage																																						8.00%
Loss on extinguishment																									$ (18,928)
Interest amount																																																														42,666
Default interest rate																																						24.00%
Shares issued																									$ 60,346
Conversion price (in Dollars per share) | $ / shares																																						$ 800												$ 160				$ 160
Change in fair value of financial instruments																																																														273,549
Fair value exchange note amount																																		$ 466,646
Promissory note by issuing shares (in Shares) | shares																			582						177																									582		177
Share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																																						$ 800
Threshold percentage																																						95.00%
Percentage of average lowest VWAP of common stock considered for determination of amortization conversion price																																						95.00%
Outstanding principal amount																			$ 92,593						$ 41,417																								150,000			$ 41,417										150,000
Percentage discount on VWAP																									5.00%																											5.00%
Debt conversion, fair value																			$ 99,535
Aggregate principal value																																						$ 166,667
Notes purchased																																						$ 111,111
Notes purchased																																																																									$ 55,556
Number of trading days to determine reset of conversion price (in tradingdays) | tradingdays																																						10
Payments for optional prepayment as percentage of outstanding obligation including guaranteed minimum interest																																						110.00%
Mandatory default penalty																																						125.00%
Repayments of notes payable, principal portion																																																														41,667
Shares issued in debt settlement or conversion																																																														$ 159,881
Additional Bridge Notes [Member] | Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																																																														759
Extension Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																											$ 300,000
Annual fixed rate percentage																																											10.00%
Outstanding balance																																		365,750
Accrued interest																																		30,000
Original issue discount																																											16.67%
Outstanding principal amount																																		335,750
Fair value of the embedded derivative at issuance																																		33,000
Change in fair value on embedded derivative																											$ 33,000
Extension Note [Member] | Extension Warrants [Member]
Line of Credit and Notes Payable, Net of Discount
Exercise period																																											5 years
Warrants to purchase common stock (in Shares) | shares																																											326
Exercise price of warrants (in Dollars per share) | $ / shares																																											$ 920
Number of shares issued (in Shares) | shares																																											88
Quantum Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																						$ 3,000,000
Annual fixed rate percentage																												12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Interest amount																																																									0			540,000	1,197,203	$ 185,671
Original issue discount																																						7.00%
Default interest rate																															18.00%
Interest amount														$ 3,380,000
Conversion price (in Dollars per share) | $ / shares																												$ 800	$ 800	$ 800	$ 800	$ 800	$ 800
Change in fair value of financial instruments																																																							(15,608)		111,194		96,194	207,388	462,654	1,370,234
Fair value exchange note amount																																																	3,248,000						0				0		351,307	3,248,000
Period of guaranteed interest payment																										18 months
Threshold percentage of lowest VWAP of common stock to determine conversion price																															85.00%
Threshold trading days over which the lowest VWAP of common stock is considered to determine conversion price (in tradingdays)																																7	7
Threshold trading days over which the average daily VWAP of common stock is considered for reset of conversion price (in tradingdays)																																3	3
Average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																														800
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																														$ 800
Minimum notice period for redemption of notes																												10 days
Proceeds from convertible debt																													$ 2,700,000
Original issue discount																												$ 210,000	210,000	$ 210,000	$ 210,000	$ 210,000	$ 210,000
Financing cost																												$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000
Minimum percentage change to cash flow																										10.00%
Minimum percentage change to fair value																										10.00%
Number of shares issued (in Shares) | shares																																																																							6
Par value per share (in Dollars per share) | $ / shares																																																																							$ 0.0001
Quantum Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount														3,000,000
Interest amount														$ 3,380,000
Proceeds from convertible debt																																																													0	2,700,000
Outstanding Principal balance annual rate percentage														22.00%
October 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																															3,000,000
Accrued interest																																															1,196,203
Aggregate amount																																															$ 4,196,203
Aggregate shares (in Shares) | shares																																															55,000
Conversion rate per share (in Dollars per share) | $ / shares																																															$ 739,797
Shares issued																																															$ 4,936,550
Equity Line Of Credit [Member]
Line of Credit and Notes Payable, Net of Discount
Loss on extinguishment																																																													42
Maximum value of shares agreed to be purchased																																						$ 50,000,000
Fair value exchange note amount																																		$ 694,512															79,500													79,500
Fair Value																																																																			$ 0
Proceeds from convertible debt																																																						$ 760,000								$ 760,000
Period to purchase the shares agreed																																						36 months
Period agreed to file a resale registration statement																																						45 days
Period within which registration statement shall be declared effective																																						30 days
Maximum consecutive days for suspension for use of resale registration statement																																						90 days
Maximum calendar year days for suspension for use of resale registration statement																																						120 days
Conversion of convertible securities (in Shares) | shares																																																						4,750								625
Maximum remaining availability under the ELOC																																																	$ 49,240,000													$ 49,240,000
Change in fair value																																																													37,606	$ 614,512
Equity Line Of Credit [Member] | If stock Price Drops Below 2 Dollars [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion price (in Dollars per share) | $ / shares																																						$ 160
Equity Line Of Credit [Member] | Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion of convertible securities (in Shares) | shares																																																														4,750
Equity Line Of Credit, Commitment Fee Note [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																														$ 595,000
Conversion price (in Dollars per share) | $ / shares																																						$ 800											$ 800													$ 800
Proceeds from convertible debt																																																														$ 760,000
Conversion of convertible securities (in Shares) | shares																																																	625													4,750
Change in fair value																																																														$ 510,500
Principal amount of debt issuable																																						$ 500,000
ELOC commitment fee note																																																																								$ 595,000
Shares issued as conversion of debt																																																													0	$ 79,500
Equity Line Of Credit, Commitment Fee Note [Member] | Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion of convertible securities (in Shares) | shares																																																														625
Home Equity Line of Credit [Member]
Line of Credit and Notes Payable, Net of Discount
Fair Value																																																	$ 80,000													$ 80,000					$ 0
September 30, 2024 Company and the Bridge Investor [Member]
Line of Credit and Notes Payable, Net of Discount
Loss on extinguishment																																																														5,000
September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																				$ 2,222,222	$ 2,222,222	$ 2,222,222	$ 2,222,222																								2,222,222				$ 2,222,222
Annual fixed rate percentage																				15.00%	15.00%	15.00%	15.00%																												15.00%
Accrued interest																																															$ 555,815
Original issue discount																				10.00%	10.00%	10.00%	10.00%																												10.00%
Default interest rate																						24.00%
Cash proceeds received																				$ 2,000,000
Rate for additional interest																						10.00%
Conversion price (in Dollars per share) | $ / shares																				$ 160	$ 160	$ 160	$ 160																												$ 160
Fair value exchange note amount																				$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000																												$ 2,000,000										0
Total interest over entire loan maturity																				$ 333,333	$ 333,333	$ 333,333	$ 333,333																												$ 333,333
Accrued interest payable																																																																	$ 555,815
Debt conversion, fair value																																																							958,791				958,791		958,791
Exercise price of warrants (in Dollars per share) | $ / shares																				$ 180	$ 180	$ 180	$ 180																												$ 180
Proceeds from convertible debt																																																													0	2,000,000
Financing cost																																																	95,000													95,000
Cash payment fee percentage																						5.00%
Warrants issued during period (in Shares) | shares																					9,259
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares																					1,250
Debt issuance costs expensed																				$ 95,000
Shares of common stock conversion (in Shares) | shares																																															46,234
September Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																													629,592
Change in fair value of financial instruments																																																									$ 346,141			$ 824,875
Fair value exchange note amount																																																	2,094,000													2,094,000
Change in fair value																																																													132,889
Paid amount																																																													1,087,013
Debt Instrument, Redemption, Period One [Member] | Initial MBLA Note [Member] | Master Business Loan Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount												7,500
Debt Instrument, Redemption, Period One [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Number of installments | Installment																							18
Periodic principal payment																				18,519
Debt Instrument, Redemption, Period Two [Member] | Initial MBLA Note [Member] | Master Business Loan Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount												15,863
Debt Instrument, Redemption, Period Two [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Number of installments																						12	12
Periodic principal payment																				$ 185,185
Bridge Securities Purchase Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Original issue discount																																																																													10.00%
IDoc Note [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																							13,721				28,059
Sponsor Affiliate [Member] | Whacky [Member] | VSee Lab, Inc [Member] | Conversion Securities Purchase Agreements [Member]
Line of Credit and Notes Payable, Net of Discount
Aggregate amount																																						$ 220,000
Promissory note by issuing shares (in Shares) | shares																																						220
Sponsor Affiliate [Member] | Munro Trust [Member] | Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Aggregate amount																																								$ 300,000
Promissory note by issuing shares (in Shares) | shares																																								300
Sponsor Affiliate [Member] | Tidewater [Member] | Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Aggregate amount																																						$ 585,000
Promissory note by issuing shares (in Shares) | shares																																						3,656
Bridge Investor [Member] | Amended And Restated Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Aggregate amount																																						$ 600,000
Promissory note by issuing shares (in Shares) | shares																																						3,750
Bridge Investor [Member] | Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding principal amount																																															$ 1,219,516																					$ 304,288
Accrued interest payable																																															$ 34,959																					$ 150,769
Bridge Investor [Member] | VSee Lab, Inc [Member] | Conversion Securities Purchase Agreements [Member]
Line of Credit and Notes Payable, Net of Discount
Aggregate amount																																						$ 600,000
Promissory note by issuing shares (in Shares) | shares																																						3,750
Bridge Investor [Member] | Bridge Securities Purchase Agreement [Member] | Bridge Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																																																													$ 2,222,222
Bridge Investor [Member] | Bridge Exchange Agreement [Member] | Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount																																						$ 2,523,744
Line of Credit [Member] | Extension Note [Member]
Line of Credit and Notes Payable, Net of Discount
Repayments of notes payable																											$ 365,750
Line of Credit [Member] | Line Of Credit Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																													60,246	23,697
Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													2,742,596
Accrued interest payable																																																													574,232
Previously Reported [Member] | Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													336,983
Previously Reported [Member] | Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													1,500,600
Previously Reported [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													64,000
Previously Reported [Member] | March 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													361,821
Previously Reported [Member] | September 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																																													446,192
Previously Reported [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares																					1,250
Shares of common stock conversion (in Shares) | shares																																															46,234
Previously Reported [Member] | Debt Instrument, Redemption, Period Two [Member] | Initial MBLA Note [Member] | Master Business Loan Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount												$ 15,862
Maximum [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																																							42,880				42,880		$ 30,400
Maximum [Member] | March 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage							24.00%
Maximum [Member] | October Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Percentage of interest rate											24.00%
Maximum [Member] | October Promissory Note Two[Member]
Line of Credit and Notes Payable, Net of Discount
Percentage of interest rate										24.00%
Maximum [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Debt conversion rates (in Dollars per share) | $ / shares																																															$ 110.4
Minimum [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																																	$ 17,920						$ 34,560				$ 34,560			$ 17,920
Minimum [Member] | March 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage							5.00%
Minimum [Member] | Initial MBLA Note [Member] | Master Business Loan Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Percentage of initial advance												20.00%
Minimum [Member] | Quantum Note [Member]
Line of Credit and Notes Payable, Net of Discount
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																														$ 160
Minimum [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Debt conversion rates (in Dollars per share) | $ / shares																																															$ 56
Series A Preferred Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Shares issued for services performed by A.G.P. (in Shares) | shares																																						4,370						4,370
Series A Preferred Stock [Member] | Common Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion of convertible securities (in Shares) | shares																																																							1,875